STOCK-BASED COMPENSATION AND OTHER BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2013
Summary of Fair Values of Cancelled Warrants and Incentive Plan Awards

A summary of the fair values of the cancelled 2010 Warrants and 2013 Incentive Plan awards granted during the year ended December 31, 2013 is presented below (dollars in thousands):

	As of December 31, 2013
	Awards Issued with Immediate Vesting	Awards Issued with Three Year Vesting	Total
2013 Plan Options	$5,970	$2,921	$8,891
2013 RSUs	9,875	—	9,875

Total fair value of 2013 Incentive Plan awards	15,845	2,921	18,766
2010 Warrants modification fair value	(1,499)	—	(1,499)

Total fair value of 2013 Incentive Plan awards	$14,346	$2,921	$17,267

2009 Equity Incentive Plan [Member]
Summary of Options Outstanding and Related Vesting

A summary of options outstanding and related vesting is presented below:

	2009 Option Plan
	Number of Options	Options Issued with Immediate Vesting	Options Issued with Three Year Vesting	Non-vested Options at December 31, 2013
Outstanding at December 31, 2011	2,573,001	1,590,001	983,000	774,666

Option granted in 2012	675,000	400,000	275,000	275,000
Options vested in 2012	—	—	—	(301,007)
Options forfeited in 2012	(3,333)	—	(3,333)	(3,333)
Options expired in 2012	(1,667)	—	(1,667)	(1,667)

Outstanding at December 31, 2012	3,243,001	1,990,001	1,253,000	743,659

Option granted in 2013	440,499	70,000	370,499	370,499
Options vested in 2013	—	—	—	(424,005)
Options forfeited in 2013	(2,998)	—	(2,998)	(2,998)
Options expired in 2013	(2,002)	—	(2,002)	(2,002)

Outstanding at December 31, 2013	3,678,500	2,060,001	1,618,499	685,153

Summary of Option Plan Awards

A summary of the Company’s 2009 Option Plan awards that vested at issuance and those subject to vesting as of December 31, 2013, are presented below:

	2009 Option Plan
		Weighted Average
	Number of Options	Remaining Contractual Life (Years)	Fair Value	Exercise Price
Balance at December 31, 2011	2,573,001	8.11	$4.97	$20.59

Awarded	675,000	9.21	$5.22	$20.55
Forfeited	(3,333)		6.05	21.00
Expired	(1,667)		6.05	21.00

Balance at December 31, 2012	3,243,001	7.54	$5.02	$20.58

Awarded	440,499	9.50	$5.44	$19.57
Forfeited	(2,998)		5.29	20.66
Expired	(2,002)		5.48	20.75

Balance at December 31, 2013	3,678,500	6.90	$5.07	$20.46

2013 Plan Options [Member]
Summary of Options Outstanding and Related Vesting

A summary of awards outstanding and related vesting is presented below:

	2013 Plan Options
	Number of Options	Exercisable Options at December 31, 2013	Options Issued with Immediate Vesting	Options Issued with Three Year Vesting	Non-vested Options at December 31, 2013
Option granted in 2013	2,173,000	—	1,500,000	673,000	673,000
Options vested in 2013	—	—	—	—	—
Options forfeited in 2013	—	—	—	—	—
Options expired in 2013	—	—	—	—	—

Outstanding at December 31, 2013	2,173,000	—	1,500,000	673,000	673,000

Summary of Option Plan Awards

A summary of the Company’s 2013 Plan Option awards that vested at issuance and those subject to vesting as of December 31, 2013, are presented below:

	2013 Plan Options
		Weighted Average
	Number of Options	Remaining Contractual Life (Years)	Fair Value	Exercise Price
Awarded	2,173,000	9.98	$4.09	$19.75
Exercised	—	—	—	—
Forfeited	—	—	—	—
Expired	—	—	—	—

Balance at December 31, 2013	2,173,000	9.98	$4.09	$19.75

2010 Warrants [Member]
Summary of Assumptions Used to Calculate Fair Values of Warrants

A summary of assumptions used to calculate the fair values of the cancelled 2010 Warrants is presented below:

	Original 2010 Warrants Immediately Prior to Cancellation	Original 2010 Warrants Immediately After to Cancellation
Expected volatility	30.0%	30.0%
Expected dividend yield	2.5%	2.5%
Expected term (years)	3.6	—
Risk-free interest rate	1.06%	1.06%
Weighted average fair value (per warrant)	$0.70	$—

Total fair value (in thousands)	$1,499	$—